Schedule of Long-term Debt (Details) (USD $)	Dec. 31, 2014	Dec. 28, 2013	Jun. 11, 2014	Mar. 01, 2013	Sep. 01, 2011
Long-term debt
Carrying amount of long-term debt	$ 1,482,840,000	$ 896,668,000
Capital lease obligations	861,000	1,092,000
Total long-term debt including current maturities	1,465,175,000	894,196,000
Short-term borrowings	(17,665,000)	(2,472,000)
Companhia Providencia Industria e Comercio [Member]
Long-term debt
Amount outstanding				50,000,000
Long-term Pollution Control Bond	0	0	9,100,000
India subsidiary [Member]
Long-term debt
Carrying amount of long-term debt	2,437,000	3,216,000
Senior Notes
Long-term debt
Carrying amount of long-term debt			210,000,000
Unsecured Debt [Member]
Long-term debt
Carrying amount of long-term debt	210,000,000	0
United States Dollar Loan
Long-term debt
Carrying amount of long-term debt	703,029,000	293,545,000
Brazil, Brazil Real | Companhia Providencia Industria e Comercio [Member]
Long-term debt
Amount outstanding	18,871,000	0
Argentinan Pesos Loan | Foreign Line of Credit | Argentina Subsidiary
Long-term debt
Amount outstanding	2,047,000	3,082,000
7.75% Senior secured notes | Senior Notes
Long-term debt
Carrying amount of long-term debt	504,000,000	560,000,000
ABL Facility | Line of Credit
Long-term debt
Carrying amount of long-term debt	0	0
United States Dollar Loan | Companhia Providencia Industria e Comercio [Member]
Long-term debt
Amount outstanding	0	0			52,400,000
United States Dollar Loan | Foreign Line of Credit | Argentina Subsidiary
Long-term debt
Carrying amount of long-term debt	5,010,000	8,341,000
United States Dollar Loan | Foreign Line of Credit | Suzhou subsidiary - Hygiene
Long-term debt
Amount outstanding	$ 18,920,000	$ 24,920,000